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                                RULE 24F-2 NOTICE
                                       FOR
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT A
                    FILE NOS. 33-9144, 33-39170 AND 33-58502

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
Fiscal period for which notice is filed                                                             12/31/02

Securities registered and unsold at the beginning of the fiscal year                                       0

Securities registered during this year other than pursuant to Rule 24f-2                                   0

Sale price of accumulation units sold during fiscal year ending December 31,                     $25,398,689
2002

Aggregate sale price of accumulation units sold during the fiscal year ended
December 31, 2002                                                                                $25,398,689

Redemption price of accumulation units redeemed during the fiscal year ending
December 31, 2002                                                                                $66,880,994

Total amount upon which fee calculation is based                                                 $      0.00

Fee submitted (.0000809)                                                                         $      0.00
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            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT A
                            BY ROBERT F. HERBERT, JR.



                             ROBERT F. HERBERT, JR.
                  SENIOR VICE PRESIDENT/ TREASURER & CONTROLLER